LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
SCHEDULE OF MINIMUM RENTAL PAYMENTS UNDER THE OPERATING LEASES

Future aggregate minimum rental payments under the operating leases as of December 31, 2024 were as follows:

Years Ending December 31,
2025	$230,471
2026	13,975
Total	244,446
Less: imputed interest	(9,587)
Operating lease liability	$234,859